Supplemental Items - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating expense [member]
Supplemental Information [Line Items]
Employee compensation costs	CAD 14	CAD 36
General and administrative expense [member]
Supplemental Information [Line Items]
Employee compensation costs	CAD 30	CAD 44